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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-4665
                                                    ----------

                    Commonwealth International Series Trust
                    ---------------------------------------
               (Exact name of registrant as specified in charter)

                   5847 San Felipe, Suite 850 Houston TX 77057
               ---------------------------------------------------
              (Address of principal executive offices) (Zip code)

                  InCap Service Company, Willow Grove, PA 19090
                  ---------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 1-713-781-2856

Date of fiscal year end: 10/31/2003
                        ------------

Date of reporting period: 04/30/2003
                         ------------

                                     [LOGO]
                                  COMMONWEALTH
                           INTERNATIONAL SERIES TRUST

          630 Fitzwatertown Road, Willow Grove, PA 19090 * 888.345.1898
                 Commonwealth Australia/New Zealand Fund (CNZLX)
                        Commonwealth Global Fund (CNGLX)
                         Commonwealth Japan Fund (CNJFX)
                            www.commonwealthfunds.com

Dear Shareholder:

We are pleased to present this semi-annual report on the Commonwealth International Series Trust's Funds for the six months ended April 30, 2003. The Australia/New Zealand Fund's net asset value ("NAV") as of April 30, 2003 is U.S. $11.97 per share compared to U.S. $10.39 per share on October 31, 2002, an increase of 15.2%. The Japan Fund's NAV on April 30, 2003 is U.S. $3.29 per share compared to U.S. $3.37 per share on October 31, 2002, a decrease of 2.4%. The Global Fund's NAV as of April 30, 2003 is U.S. $10.04 per share compared to U.S. $10.00 per share on October 31, 2002, an increase of 0.4%.

FUNDS' COMPARATIVE PERFORMANCE

The three funds' objective is to own a diversified portfolio of stocks that provide current income through dividends as well as the potential for long-term capital appreciation, and fixed income instruments with attractive yields. Our portfolios include securities traded in the local country and American
Depository Receipts (ADRs) because they can provide an efficient currency exchange and liquidity management for a U.S. dollar fund.

------------------------------------------------------------------------------------------------------------------
COMMONWEALTH FUNDS                                    OCTOBER 31, 2002 - APRIL 30, 2003 PERFORMANCE (%)
------------------------------------------------------------------------------------------------------------------
                                               US $ CHANGE IN     LOCAL MARKET    LOCAL CURRENCY    US$ VS. LOCAL
                                                     NAV            BENCHMARK          VS. US$          CURRENCY
                                               -------------------------------------------------------------------
COMMONWEALTH AUSTRALIA/NEW ZEALAND (CNZLX)
     New Zealand                                    15.2%              4.5%             15.7%            -13.5%
     Australia                                      15.2%              1.7%             13.3%            -11.8%
COMMONWEALTH JAPAN (CNJFX)                          -2.4%             -7.1%             -3.3%              3.5%
COMMONWEALTH GLOBAL (CNGLX)                          0.4%              3.8%               --              -8.9%

GLOBAL FUND (CNGLX): The past six months proved to be turbulent times for investors as fears of global deflation, economic stagnation, war, and the deadly SARS virus took center stage. While the uncertainty around the Iraq conflict and SARS outbreak have somewhat abated, uncertainties surrounding the economic recovery remain prevalent. Even against this backdrop of uncertainties, the MSCI World Index1 posted a 3.8% increase over the last six months. During that time, the U.S. dollar trade weighted index fell 8.9% as investors flocked to other currencies in search of higher yields and over fears of excessive trade and budget deficits in the U.S. Inflation and interest rates have declined globally, providing a foundation for growth and high real returns on investments. We believe that equity prices in particular are depressed in the worldwide market including the U.S., which provides an opportunity for investment in fundamentally sound companies at attractive prices.

JAPAN FUND (CNJFX): The fund's benchmark index, TOPIX2, was down in Japanese Yen terms for the six month period ending April 30, 2003 by 7.1%. Japan's strong work ethic, mastery of high technology, and a comparatively small defense allocation of GDP expenditures helped Japan advance with extraordinary rapidity to one of the most technologically powerful economy in the world. Japan's economy is most noted for its manufacturers, suppliers, and distributors who work closely together in close-knit groups called keiretsu. With a view of overcoming domestic deflation, Japanese firms have sought to expand overseas and develop multinational operations in areas in which they expect demand to be stronger. Our view of the Japanese equity market is that it may continue to languish near term, but will ultimately provide attractive returns, probably sooner than most investors expect.

AUSTRALIA/NEW ZEALAND FUND (CNZLX): The New Zealand Small Companies Index3 increased 4.5% in New Zealand dollar terms for the six months ended April 30, 2003. In the future, the fund will begin using the New Zealand Exchange Limited 50 Free Float Total Return Index4 as the benchmark for New Zealand. New Zealand has a mixed economy that operates on free-market principles. It has a sizeable service and manufacturing sectors complementing a large agriculture sector. Over the past three decades, the New Zealand economy has undergone significant structural changes marked by a diversification of exports, a shift away from pastoral agriculture, and significant growth in the services sector. Macroeconomic policies have been directed at achieving low inflation and fiscal balance, and have fostered efficient operation of markets. Policy-making has also shifted from short-term to medium-term objectives designed to provide a more stable and predictable environment for private sector decision-making. Principal reforms have included: the removal of controls on prices, interest rates and wages, floating of the exchange rate, abolition of all agricultural subsidies and price supports, liberalization of banking, deregulation of financial markets, privatization of some state-owned enterprises, elimination of most import controls and reduction of tariffs, implementation of free trade with Australia, and widespread reform of the public service sector.

     The Australian All Ordinaries Index5 increased 1.7% in Australian dollar terms for the six months ended April 30, 2003. We believe that Australia has a relatively high-growth, low inflation, low-interest rate economy and that there is an efficient government sector, a flexible labor market and a competitive business sector. The Australian Government is forecasting 3.25% growth in GDP for the 2003-2004 fiscal year, accompanied by relatively low inflation. If the global economy improves, the Australian economy will likely continue to grow strongly as the benefits of the Government's tax reform package flow through to the community. Negotiations between the U.S. and Australia on a free-trade agreement could be fast-tracked as a result of Australia's military and political support during the Iraq conflict. Disposable income has been rising on the back of continued low levels of unemployment, wage inflation that has kept pace with price inflation, and falling interest rates with more expected. These feed through quickly to disposable income due to the prevalence of floating rate home mortgages.

Sincerely,

       Robert W. Scharar                        Wesley Yuhnke                         Ian Winlof, CFA
---------------------------------     ---------------------------------     ---------------------------------
       Robert W. Scharar                        Wesley Yuhnke                         Ian Winlof, CFA
 President and Portfolio Manager         Assistant Portfolio Manager            Assistant Portfolio Manager
Commonwealth International Series     Commonwealth International Series     Commonwealth International Series

This report is intended for the fund's shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current fund prospectus which may be obtained at www.commonwealthfunds.com

     (1) The MSCI World Index is a free float-adjusted market capitalization index that is designed to measure global developed market equity performance. As of April 2002 the MSCI World Index consisted of the following 23 developed market country indices: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States.
     (2) The TOPIX, also known as the Tokyo Price Index, is a capitalization-weighted index of all the companies listed on the First Section of the Tokyo Stock Exchange. The index is supplemented by the sub-indices of the 33 industry sectors and developed with a base index value of 100 as of January 4, 1968. The index calculation excludes temporary issues and preferred stocks.
     (3) The New Zealand Small Companies Index is a capitalization-weighted index of all New Zealand equities excluding those on the NZSX 40 Index. The index has a base value of 1000 as of July 1, 1986.
     (4) The New Zealand Exchange Limited 50 Free Float Total Return Index is a modified market capitalization weighted index. The index consists of the top 50 companies by free float adjusted market capitalization that is listed on the New Zealand Exchange Limited. The New Zealand Stock Exchange launched the new headline index, NZSX 50, to bring its primary benchmark index in line with international best practice, and to better reflect the performance and returns to shareholders, derived from investment in securities on the New Zealand Stock Exchange. The existing sector indices calculated by the New Zealand Stock Exchange will be discontinued and new sector indices based on global criteria (such as the Global Industry Classification System) will be introduced to allow comparability to overseas exchange. Because of these improvements in performance measurements, the fund will begin using the New Zealand Stock Exchange Limited 50 Free Float Total Return Index.
     (5) The Australian All Ordinaries Index is a cap-weighted index. The index is made up of the largest 500 companies as measured by market cap that are listed on the Australian Stock Exchange. The index was developed with a base value of 500 as of 1979.

                                         COMMONWEALTH INTERNATIONAL SERIES TRUST
                                         COMMONWEALTH AUSTRALIA/NEW ZEALAND FUND

SCHEDULE OF INVESTMENTS - APRIL 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

                                                        SHARES        VALUE
                                                        ------        -----

AUSTRALIA (30.59%)
------------------

COMMON STOCK (27.56%)

ADVERTISING (1.58%)
STW Communications Group, Ltd.                          150,600    $    277,912
                                                                   ------------

BANKS (0.83%)
Australia and New Zealand Banking Group, Ltd., ADR        2,500         145,900
                                                                   ------------

BEVERAGES (2.24%)
Coco-Cola Amatil, Ltd.                                   71,700         255,206
Neverfail Springwater, Ltd.                              90,647         137,791
                                                                   ------------
                                                                        392,997
                                                                   ------------

BUILDING (3.72%)
CSR, Ltd.                                                70,000          77,943
James Hardie Industries NV                               88,600         363,578
Rinker Group, Ltd.                                       70,000         212,811
                                                                   ------------
                                                                        654,332
                                                                   ------------

CHEMICALS (1.13%)
Wesfarmers, Ltd.                                         13,000         199,237
                                                                   ------------

CONTAINERS (2.90%)
Amcor, Ltd.                                              97,984         509,350
                                                                   ------------

DIVERSIFIED HOLDINGS (1.58%)
Brambles Industries, Ltd.                                86,000         277,055
                                                                   ------------

FINANCIAL SERVICES (1.65%)
Perpetual Trustees Australia, Ltd.                       14,800         289,779
                                                                   ------------

INSURANCE (1.79%)
AXA Asia Pacific Holdings, Ltd.                          25,000          31,184
QBE Insurance Group                                      53,000         283,135
                                                                   ------------
                                                                        314,319
                                                                   ------------

MINING AND BUILDING MATERIALS (0.32%)
BHP Billiton, Ltd., ADR                                   5,000          55,750
                                                                   ------------

MULTIMEDIA (1.85%)
Publishing & Broadcasting, Ltd.                          58,700         324,234
                                                                   ------------

OFFICE EQUIPMENT (1.20%)
Corporate Express Australia, Ltd.                        77,049         210,142
                                                                   ------------

                                         COMMONWEALTH INTERNATIONAL SERIES TRUST
                                         COMMONWEALTH AUSTRALIA/NEW ZEALAND FUND

SCHEDULE OF INVESTMENTS - APRIL 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

                                                        SHARES        VALUE
                                                        ------        -----
OIL & GAS (2.18%)
Origin Energy, Ltd.                                     111,144    $    312,171
Woodside Petroleum, Ltd.                                 10,000          71,688
                                                                   ------------
                                                                        383,859
                                                                   ------------

RETAIL STORES (1.33%)
Foodland Associated, Ltd.                                19,000         234,142
                                                                   ------------

SHIPPING LOGISTICS (1.78%)
Patrick Corporation, Ltd.                                38,500         312,846
                                                                   ------------

TRANSPORT SERVICES (1.48%)
Toll Holdings, Ltd.                                      59,000         260,566
                                                                   ------------

TOTAL COMMON STOCK (COST $4,263,447)                                  4,842,420
                                                                   ------------

MISCELLANEOUS INVESTMENTS (3.03%)
Ishares MSCI Australia Index Fund
(COST $501,660)                                          52,000         531,960
                                                                   ------------

TOTAL AUSTRALIA (COST $4,765,107)                                     5,374,380
                                                                   ------------

NEW ZEALAND (57.37%)
--------------------

COMMON STOCK (34.21%)

AGRICULTURE (5.41%)
Allied Farmers, Ltd. NPV                                156,056         179,816
Pyne Gould Guiness, Ltd.                                397,000         239,826
Williams & Kettle, Ltd.                                 250,000         531,379
                                                                   ------------
                                                                        951,021
                                                                   ------------

AIRPORT DEVELOPMENT (1.24%)
Auckland International Airport, Ltd.                     75,400         218,465
                                                                   ------------

APPLIANCES (2.09%)
Fisher & Pakel Appliances Holdings, Ltd.                 37,399         223,833
Scott Technology, Ltd.                                   89,996         142,963
                                                                   ------------
                                                                        366,796
                                                                   ------------

AUTOMOBILE MANUFACTURERS (1.89%)
Colonial Motor Co., Ltd.                                180,000         332,252
                                                                   ------------

CHEMICALS (0.77%)
Nuplex Industries, Ltd.                                  71,355         135,302
                                                                   ------------

DIVERSIFIED HOLDINGS (1.31%)
Hellaby Holdings, Ltd.                                  116,640         230,305
                                                                   ------------

                                         COMMONWEALTH INTERNATIONAL SERIES TRUST
                                         COMMONWEALTH AUSTRALIA/NEW ZEALAND FUND

SCHEDULE OF INVESTMENTS - APRIL 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

                                                        SHARES        VALUE
                                                        ------        -----

ELECTRICAL SERVICES (2.25%)
Powerco, Ltd.                                           450,000    $    395,178
                                                                   ------------

FINANCIAL SERVICES (1.26%)
Hallenstein Glasson Holdings, Ltd.                      100,000         156,617
Tower, Ltd.                                              51,473          64,205
                                                                   ------------
                                                                        220,822
                                                                   ------------

FOREST AND PAPER PRODUCTS (1.69%)
Carter Holt Harvey, Ltd.                                250,000         227,934
Evergreen Forests, Ltd. *                               213,500          68,070
                                                                   ------------
                                                                        296,004
                                                                   ------------

HEALTHCARE (1.26%)
Fisher & Paykel Healthcare Corp.                         30,639         184,232
Wakefield Hospital, Ltd.                                 49,304          37,230
                                                                   ------------
                                                                        221,462
                                                                   ------------

INVESTMENT COMPANIES (1.61%)
Infratil, Ltd.                                          277,729         282,731
                                                                   ------------

MANUFACTURING (0.71%)
Skellmax Industries                                     200,000         125,294
                                                                   ------------

OIL & GAS (0.69%)
New Zealand Refining Co., Ltd.                           13,647         121,371
                                                                   ------------

PORTS (6.23%)
Lyttleton Port Co., Ltd.                                200,000         178,991
Northland Port Corp. NZ, Ltd.                           302,300         475,144
Ports of Auckland, Ltd.                                  16,000          61,752
South Port New Zealand, Ltd.                            457,933         379,092
                                                                   ------------
                                                                      1,094,979
                                                                   ------------

REAL ESTATE (0.50%)
Southern Capital, Ltd. *                                250,000          88,097
                                                                   ------------

RESTAURANTS (0.74%)
Restaurant Brands, Ltd.                                 160,000         129,768
                                                                   ------------

RETAIL STORES (0.36%)
The Warehouse Group, Ltd.                                20,000          62,647
                                                                   ------------

STEEL (0.74%)
Steel and Tube Holding, Ltd.                             70,000         129,209
                                                                   ------------

TELECOMMUNICATIONS (0.65%)
Telecom Corp. of New Zealand, Ltd.                       42,589         114,108
                                                                   ------------

                                         COMMONWEALTH INTERNATIONAL SERIES TRUST
                                         COMMONWEALTH AUSTRALIA/NEW ZEALAND FUND

SCHEDULE OF INVESTMENTS - APRIL 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

                                                        SHARES        VALUE
                                                        ------        -----

TRANSPORT SERVICES (1.50%)
Mainfreight, Ltd.                                       265,375    $    191,483
Owens Group, Ltd.                                       155,191          72,917
                                                                   ------------
                                                                        264,400
                                                                   ------------

WASTE MANAGEMENT (1.31%)
Waste Management NZ, Ltd.                               122,154         230,943
                                                                   ------------

TOTAL COMMON STOCK (COST $4,885,296)                                  6,011,154
                                                                   ------------

BONDS (16.27%)                                        PRINCIPAL
                                                      ---------
ANZ Banking Corp., Ltd., 7.04%, due 07/23/12            300,000         176,865
Coca-Cola Amatil, Ltd., 8.00%, due 6/15/05              500,000         291,512
Evergreen Forests, Ltd., zero coupon, due 03/19/09       87,051          63,786
Fletcher Building, 8.60%, due 3/15/08                   775,000         454,353
Fonterra Cooperative Group, Ltd. Perpetual Notes,
  7.48%, due 11/10/50                                   400,000         237,163
H J Heinz Co., Ltd., 6.85%, due 2/15/05                 500,000         284,162
Infratil, Ltd., 6.90%, due 03/31/04                     312,793         243,966
Kiwi Income Property Trust, 9.00%, due 09/30/03         240,000         163,777
Meridian Centre, 10.50%, due 10/15/05                   150,000          86,278
TCNZ Finance Ltd., 7.50%, due 09/15/06                  500,000         291,867
Trans Power Finance, 6.25%, due 2/16/04                 500,000         285,435
Westpac Banking Corp. NZ, Ltd., 5.50%, due 12/06/04     500,000         279,766
                                                                   ------------
TOTAL BONDS (COST $2,607,669)                                         2,858,930
                                                                   ------------

                                                   PRINCIPAL/SHARES
MISCELLANEOUS INVESTMENTS (6.89%)                  ----------------
Aberdeen Australia Equity Fund                           16,000         101,920
Forsythe Barr Money Market                              397,314         222,236
Global Market, Ltd., GEM Linked Notes                  1,600,000        886,005
                                                                   ------------
TOTAL MISCELLANEOUS INVESTMENTS (COST $1,149,562)                     1,210,161
                                                                   ------------

TOTAL NEW ZEALAND (COST $8,642,527)                                  10,080,245
                                                                   ------------

                                                       PRINCIPAL
REPURCHASE AGREEMENT (16.11%)                          ---------
Fifth Third Bank, 0.75%, dated 04/30/03, due
05/01/03, repurchase price $2,831,003
(collateralized by FNMB Pool # 303815, due
03/01/16, market value $2,915,872)
(COST $ 2,830,944)                                     2,830,944      2,830,944
                                                                   ------------

     TOTAL INVESTMENTS (COST $16,238,578) (104.07%)                $ 18,285,569
     LIABILITIES IN EXCESS OF OTHER ASSETS, NET (-4.07%)               (714,115)
                                                                   ------------
     NET ASSETS -- (100%)                                          $ 17,571,454
                                                                   ============

*    Non-income producing investment
     ADR American Depository Receipt

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                         COMMONWEALTH INTERNATIONAL SERIES TRUST
                                                         COMMONWEALTH JAPAN FUND

SCHEDULE OF INVESTMENTS - APRIL 30, 2003 (Unaudited)
--------------------------------------------------------------------------------

                                                        SHARES        VALUE
                                                        ------        -----

COMMON STOCK (79.11%)

AIRLINES  (0.61%)
All Nippon Airways Co., Ltd. *                           10,000    $     16,770
Japan Airlines Co., Ltd. *                                  640           5,688
                                                                   ------------
                                                                         22,458
                                                                   ------------

AUTOMOBILE MANUFACTURERS (5.41%)
Honda Motor Co., Ltd.                                     6,000         100,080
Nissan Motor Co., Ltd.                                    3,200          49,088
Toyota Motor Corp.                                        1,100          49,808
                                                                   ------------
                                                                        198,976
                                                                   ------------

BUILDING (1.16%)
Sanyo Industries, Ltd.                                   16,000          42,529
                                                                   ------------

BUILDING PRODUCTS (0.77%)
Nishimatsu Construction Co., Ltd.                        10,000          28,174
                                                                   ------------

CHEMICALS (1.32%)
Showa Denko KK                                           32,000          48,566
                                                                   ------------

ELECTRONICS & ELECTRICAL EQUIPMENT (14.82%)
Chugoku Electric Power Co., Inc.                          5,000          80,454
Hokkaido Electric Power Co., Inc.                         6,000          87,288
Meidensha Corp. *                                        38,000          43,971
Shikoku Electric Power Co., Inc.                          1,900          31,784
Tohoku Electric Power Co., Inc.                           9,700         154,455
Tokyo Electric Power Co., Inc.                            2,000          40,584
Yokogawa Electric Corp.                                  15,000         106,909
                                                                   ------------
                                                                        545,445
                                                                   ------------

FINANCIAL SERVICES (0.81%)
Nomura Holdings, Inc.                                     3,000          29,708
                                                                   ------------

FOOD & BEVERAGE (5.06%)
Ajinomoto Co., Inc.                                       1,200         121,751
QP Corp.                                                  8,000          64,397
                                                                   ------------
                                                                        186,148
                                                                   ------------

GAS (5.28%)
Toho Gas Co. Ltd.                                        70,000         194,281
                                                                   ------------

HOME FURNISHINGS (1.34%)
Sony Corp.                                                2,000          49,480
                                                                   ------------

                                         COMMONWEALTH INTERNATIONAL SERIES TRUST
                                                         COMMONWEALTH JAPAN FUND

SCHEDULE OF INVESTMENTS - APRIL 30, 2003 (Unaudited)
--------------------------------------------------------------------------------

                                                        SHARES        VALUE
                                                        ------        -----

INSURANCE (3.25%)
AFLAC, Inc. #                                             2,700    $     88,317
Millea Holdings, Inc.                                       600          19,734
Sompo Japan Insurance, Inc.                               2,520          11,516
                                                                   ------------
                                                                        119,567
                                                                   ------------

INTERNET SERVICES & SOFTWARE (0.37%)
Softbank Corp.                                            1,200          13,453
                                                                   ------------

IRON/STEEL (4.86%)
JFE Holdings, Inc.                                        9,000         108,444
Nippon Steel Corp.                                       63,000          70,258
                                                                   ------------
                                                                        178,702
                                                                   ------------

MEDICAL-DRUGS (11.21%)
Chugai Pharmaceutical Co., Ltd.                           5,000          52,407
Eisai Co., Ltd.                                           7,400         130,614
Sawai Pharmaceutical Co., Ltd.                            2,500          60,372
Takeda Chemical Industries, Ltd.                          2,500          91,607
Tanabe Seiyaku Co., Ltd.                                  6,000          39,443
Yamanouchi Pharmaceutical Co., Ltd.                       1,500          37,858
                                                                   ------------
                                                                        412,301
                                                                   ------------

MISCELLANEOUS MANUFACTURING (0.62%)
Ishikawajima-Harima Heavy Industries Co., Ltd.           25,000          22,849
                                                                   ------------

OFFICE/BUSINESS EQUIPMENT (2.94%)
Canon, Inc.                                               2,700         108,297
                                                                   ------------

REAL ESTATE (2.04%)
Sumitomo Realty & Development Co., Ltd.                  23,000          75,214
                                                                   ------------

RETAIL (1.64%)
Seven-Eleven Japan Co., Ltd.                              1,000          23,814
Yamada Denki Co., Ltd.                                    1,900          36,643
                                                                   ------------
                                                                         60,457
                                                                   ------------

TELECOMMUNICATIONS (1.40%)
NTT Docomo, Inc.                                             25          51,568
                                                                   ------------

TEXTILE PRODUCTS (2.84%)
Ichikawa Co., Ltd.                                       25,000          58,486
Nippon Felt Co., Ltd.                                    16,000          45,883
                                                                   ------------
                                                                        104,369
                                                                   ------------

                                         COMMONWEALTH INTERNATIONAL SERIES TRUST
                                                         COMMONWEALTH JAPAN FUND

SCHEDULE OF INVESTMENTS - APRIL 30, 2003 (Unaudited)
--------------------------------------------------------------------------------

                                                        SHARES        VALUE
                                                        ------        -----

TIRE AND RUBBER (2.89%)
Bridgestone Corp.                                         2,750    $     62,397
Sumitomo Rubber Industries, Inc.                         10,000          44,022
                                                                   ------------
                                                                        106,419
                                                                   ------------

TRANSPORT SERVICES (1.52%)
Yamato Transport Co., Ltd.                                5,000          55,928
                                                                   ------------

TRANSPORTATION (6.95%)
Hankyu Corp.                                             22,000          55,710
Keihin Electric Express Railway Co., Ltd.                13,000          62,242
Keio Electric Railway Co., Ltd.                          18,000          87,389
Tobu Railway Co., Ltd.                                   18,000          50,411
                                                                   ------------
                                                                        255,752
                                                                   ------------

TOTAL COMMON STOCK (COST $3,330,260)                                  2,910,641
                                                                   ------------

MISCELLANEOUS ASSETS (13.18%)
iShares MSCI Japan Index Fund                            23,000         147,430
iShares S&P/TOPIX 150 Index Fund                          2,500         140,625
Japan Equity Fund, Inc. *                                11,100          49,395
Japan OTC Equity Fund, Inc. *                            22,500         147,600
                                                                   ------------
TOTAL MISCELLANEOUS ASSETS (COST $552,322)                              485,050
                                                                   ------------

                                                      PRINCIPAL
REPURCHASE AGREEMENT  (22.73%)                        ---------
Fifth Third Bank, 0.75%, dated 04/30/03,due
05/01/03, repurchase price $836,183 (collateralized
by FGCI Pool #E92588, 5.00%, due 11/01/17, market
value $861,252) (COST $836,166)                         836,166         836,166
                                                                   ------------

     TOTAL INVESTMENTS (Cost $4,718,748) (115.02%)                 $  4,231,857
     OTHER ASSETS & LIABILITIES, NET (-15.02%)                         (552,517)
                                                                   ------------
     NET ASSETS (100%)                                             $  3,679,340
                                                                   ============

#    Call options have been written by the Fund against these positions.
     (Note 7)
*    Non-income producing investment.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                         COMMONWEALTH INTERNATIONAL SERIES TRUST
                                                        COMMONWEALTH GLOBAL FUND

SCHEDULE OF INVESTMENTS - APRIL 30, 2003 (Unaudited)
--------------------------------------------------------------------------------

                                                        SHARES        VALUE
                                                        ------        -----

COMMON STOCK (65.75%)

BRITAIN (8.48%)
British Airways Plc                                       2,800    $     57,008
Intercontinental Hotels Group Plc. *                      6,779          43,386
Lloyds TSB Group Plc                                      3,000          79,920
Mitchells & Butlers Plc. *                                6,779          24,404
National Grid Transco Plc                                 1,500          49,260
Vodafone Group Plc. #                                     2,500          49,400
                                                                   ------------
                                                                        303,378
                                                                   ------------
FRANCE (4.84%)
Aventis SA                                                1,000          50,340
BNP Paribas                                               3,000          70,410
Total SA                                                    800          52,560
                                                                   ------------
                                                                        173,310
                                                                   ------------
ISRAEL (3.39%)
Teva Pharmaceutical Industries #                          2,600         121,420
                                                                   ------------

NETHERLANDS (4.92%)
Akzo Nobel NV                                               100           2,225
ING Groep NV                                              6,800         110,976
Unilever NV #                                             1,000          62,970
                                                                   ------------
                                                                        176,171
                                                                   ------------
SPAIN (1.99%)
Endesa SA. #                                              5,000          71,250
                                                                   ------------

SWITZERLAND (1.28%)
Nestle SA                                                   900          45,871
                                                                   ------------

UNITED STATES (40.85%)
Activision, Inc. *                                        3,250          49,725
BJ's Wholesale Club, Inc. *                               2,575          36,359
Compass Bancshares, Inc.                                  1,250          42,150
Conmed Corp. *                                            2,720          47,382
Copart, Inc. *                                            5,500          46,420
Dentsply International, Inc.                              1,175          44,004
DST Systems, Inc. *                                       1,585          48,659
Greenpoint Financial Corp. #                                910          43,462
Imation Corp.                                             1,200          41,160
International Rectifier Corp. # *                         2,000          45,240
Interstate Bakeries                                       4,400          46,068
Investment Technology Group, Inc.                         3,200          45,728
Lubrizol Corp.                                            1,355          42,832
Manpower, Inc.                                            1,175          38,634
McCormick & Co., Inc.                                     1,765          43,754
Michaels Stores, Inc.                                     1,200          37,488
Microchip Technology, Inc. #                              1,755          36,486
NCO Group, Inc. *                                         1,500          25,125

                                         COMMONWEALTH INTERNATIONAL SERIES TRUST
                                                        COMMONWEALTH GLOBAL FUND

SCHEDULE OF INVESTMENTS - APRIL 30, 2003 (Unaudited)
--------------------------------------------------------------------------------

                                                        SHARES        VALUE
                                                        ------        -----

New York Community Bancorp, Inc.                          1,360    $     47,219
Pec Solutions, Inc. *                                     4,400          64,988
Pentair, Inc.                                             1,080          41,623
PMI Group, Inc.                                           1,400          43,148
Quanex Corp.                                              1,320          37,963
Sandisk Corp. # *                                         2,500          60,500
SCANA Corp.                                               1,450          46,023
Six Flags, Inc.                                           8,700          51,156
Smith International, Inc. #                               1,245          44,272
Sovereign Bancorp, Inc.                                   2,925          45,191
SPX Corp.                                                 1,405          47,489
Symantec Corp. # *                                        1,100          48,345
Tecumseh Products Co. *                                     925          37,222
Thoratec Corp. *                                          3,300          45,375
Varco International, Inc. # *                             2,345          41,249
                                                                   ------------
                                                                      1,462,439
                                                                   ------------

TOTAL COMMON STOCK (COST $2,213,454)                                  2,353,839
                                                                   ------------

MUTUAL FUNDS (8.71%)
Commonwealth Australia/New Zealand Fund                  14,549         174,148
Commonwealth Japan Fund                                  41,852         137,694
                                                                   ------------
TOTAL MUTUAL FUNDS (COST $312,460)                                      311,842
                                                                   ------------

MISCELLANEOUS ASSETS (4.45%)
iShares MSCI Canada Index Fund                            5,000          52,500
iShares MSCI EMU Index Fund                               1,000          45,420
iShares MSCI United Kingdom Index Fund                    5,000          61,600
                                                                   ------------
TOTAL MISCELLANEOUS ASSETS (COST $155,230)                              159,520
                                                                   ------------

                                                      PRINCIPAL
MISCELLANEOUS BONDS (4.56%)                           ---------
Ford Motor Credit Co., 5.75%, 02/23/04                   45,000          45,786
Household Financial Corp., 8.00%, 08/01/04               40,000          42,860
Union Carbide Corp., 6.79%, 2025                         75,000          74,425
                                                                   ------------
TOTAL MISCELLANEOUS BONDS (COST $165,393)                               163,071
                                                                   ------------

PREFERRED STOCK (4.21%)
Corporate Office Properties Trust SBI MD                  1,000          27,500
Equity Office Properties Trust                            1,000          47,500
Health Care REIT, Inc.                                    1,000          25,200
Lasalle Hotel                                             1,000          26,700
Winston Hotels, Inc.                                      1,000          23,810
                                                                   ------------
TOTAL PREFERRED STOCK (COST $149,490)                                   150,710
                                                                   ------------

                                         COMMONWEALTH INTERNATIONAL SERIES TRUST
                                                        COMMONWEALTH GLOBAL FUND

SCHEDULE OF INVESTMENTS - APRIL 30, 2003 (Unaudited)
--------------------------------------------------------------------------------

                                                        SHARES        VALUE
                                                        ------        -----

                                                      PRINCIPAL
REPURCHASE AGREEMENT  (17.13%)                        ---------
Fifth Third Bank, 0.75%, dated 04/30/03, due
05/01/03, repurchase price $613,091 (collateralized
by FGLMC Pool #C69555, 6.50%, due 07/01/32, market
value $631,471) (COST $613,078)                         613,078    $    613,078
                                                                   ------------

     TOTAL INVESTMENTS (Cost $3,609,105) (104.81%)                 $  3,752,060
     LIABILITIES IN EXCESS OF OTHER ASSETS, NET (-4.81%)               (172,155)
                                                                   ------------
     NET ASSETS (100%)                                             $  3,579,905
                                                                   ============

#    Call options have been written by the Fund against these positions.
     (Note 7)
*    Non-income producing investment

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                         COMMONWEALTH INTERNATIONAL SERIES TRUST

STATEMENTS OF ASSETS AND LIABILITIES - APRIL 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

                                                          COMMONWEALTH
                                                           AUSTRALIA/      COMMONWEALTH    COMMONWEALTH
                                                         NEW ZEALAND FUND   JAPAN FUND      GLOBAL FUND
                                                         ----------------   ----------      -----------
ASSETS:
   Investments, at market (identified cost $16,238,578,
    $4,718,748 and $3,609,105, respectively)               $ 18,285,569    $  4,231,857    $  3,752,060
   Foreign currency, at value (identified cost
    $1,303,757, $160,083 and $0, respectively)                1,325,900         161,939              --
   Receivables:
      Dividends and interest                                     41,797          14,390           8,907
      Fund shares sold                                          196,879              --         209,179
      Investments sold                                          165,875          72,757              --
   Prepaid expenses                                              19,538          17,748          18,801
                                                           ------------    ------------    ------------
         Total assets                                        20,035,558       4,498,691       3,988,947
                                                           ------------    ------------    ------------

LIABILITIES:
   Payables:
      Accrued 12b-1                                                  --           2,283             223
      Due to advisor                                              9,661           2,440           1,775
      Fund shares redeemed                                    2,359,929         794,985              --
      Investments purchased                                      70,176              --         344,829
      Accrued expenses                                           24,338          19,238          12,280
      Covered call options written, at value (premiums
       received $0, $4,666 and $37,283, respectively)                --             405          49,935
                                                           ------------    ------------    ------------
         Total liabilities                                    2,464,104         819,351         409,042
                                                           ------------    ------------    ------------

NET ASSETS                                                 $ 17,571,454    $  3,679,340    $  3,579,905
                                                           ============    ============    ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
   (1,468,324, 1,118,677 and 356,597 shares of
   beneficial interest outstanding, respectively)          $      11.97    $       3.29    $      10.04
                                                           ============    ============    ============

SOURCE OF NET ASSETS:
   Paid-in capital                                           15,897,691       5,256,699       3,489,372
   Accumulated net realized gain (loss) on investments         (480,807)       (993,772)         14,699
   Undistributed net investment income (loss)                    85,435        (102,812)        (54,468)
   Net unrealized appreciation (depreciation) on
    investments and foreign currency                          2,069,135        (480,775)        130,302
                                                           ------------    ------------    ------------

                                                           $ 17,571,454    $  3,679,340    $  3,579,905
                                                           ============    ============    ============

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

COMMONWEALTH INTERNATIONAL SERIES TRUST

STATEMENTS OF OPERATIONS FOR THE PERIOD ENDED APRIL 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

                                                     COMMONWEALTH
                                                      AUSTRALIA/      COMMONWEALTH    COMMONWEALTH
                                                    NEW ZEALAND FUND   JAPAN FUND      GLOBAL FUND
                                                    ----------------   ----------      -----------
INVESTMENT INCOME:
   Interest (net of foreign taxes withheld of
    $10,131, $0 and $0, respectively)                 $     86,745    $      2,661    $      3,464
   Dividends (net of foreign taxes withheld
    of $45,591, $3,851 and $33, respectively)              192,584          18,533          10,852
                                                      ------------    ------------    ------------
      Total investment income                              279,329          21,194          14,316
                                                      ------------    ------------    ------------

EXPENSES:
   Management fees                                          47,375          15,362           5,649
   Administration fees                                      38,271          35,502          24,726
   Custodian fees                                           18,565           4,466             990
   Distribution fees                                        15,792           5,223           1,896
   Insurance                                                14,027          10,291           1,379
   Trustee expense                                          11,850          10,339             450
   Audit fees                                                5,167           5,193           4,667
   Legal fees                                               17,074          15,981          17,113
   Registration fees                                         9,115           9,025           2,087
   Reports to shareholders                                   4,567           2,475             530
   Miscellaneous expense                                    12,091          10,149           9,297
                                                      ------------    ------------    ------------
      Total expenses                                       193,894         124,006          68,784
                                                      ------------    ------------    ------------

   Net investment gain(loss)                                85,435        (102,812)        (54,468)
                                                      ------------    ------------    ------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on:
      Investments                                         (114,276)        (70,020)          6,543
      Option contracts written                                  --           6,681           8,156
      Foreign currency transactions                         43,926              19              --
   Net unrealized appreciation during the year on
    investments and foreign currency                     1,792,994          57,570         130,302
                                                      ------------    ------------    ------------
                                                         1,722,644          (5,750)        145,001
                                                      ------------    ------------    ------------

NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                            $  1,808,079    $   (108,562)   $     90,533
                                                      ============    ============    ============

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                         COMMONWEALTH INTERNATIONAL SERIES TRUST

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                      COMMONWEALTH AUSTRALIA/ NEW ZEALAND FUND
                                                      ----------------------------------------

                                                          FOR THE PERIOD     FOR THE YEAR
                                                              ENDED             ENDED
                                                          APRIL 30, 2003   OCTOBER 31, 2002
                                                          --------------   ----------------
                                                            (UNAUDITED)
OPERATIONS:
   Net investment gain (loss)                              $     85,435      $    (30,385)
   Net realized gain (loss) on:
      Investments                                              (114,276)          (68,916)
      Foreign currency transactions                              43,926           (22,894)
   Net unrealized appreciation during the
      period on investments and foreign currency              1,792,994         1,079,892
                                                           ------------      ------------
Net increase in net assets resulting from operations          1,808,079           957,697
                                                           ------------      ------------

CAPITAL SHARE TRANSACTIONS:
   Increase in net assets from Fund share transactions        8,899,480         1,372,538
                                                           ------------      ------------

Increase in net assets                                       10,707,559         2,330,235

NET ASSETS:
   Beginning of year                                          6,863,895         4,533,660
                                                           ------------      ------------
   End of year                                             $ 17,571,454      $  6,863,895
                                                           ============      ============
                                                              COMMONWEALTH JAPAN FUND
                                                              -----------------------

                                                          FOR THE PERIOD     FOR THE YEAR
                                                              ENDED             ENDED
                                                          APRIL 30, 2003   OCTOBER 31, 2002
                                                          --------------   ----------------
                                                            (UNAUDITED)
OPERATIONS:
   Net investment loss                                     $   (102,812)     $   (214,653)
   Net realized gain (loss) on:
      Investments                                               (63,339)           11,103
      Foreign currency transactions                                  19               338
   Net unrealized appreciation (depreciation) during the
      period on investments and foreign currency                 57,570          (437,943)
                                                           ------------      ------------
Net decrease in net assets resulting from operations           (108,562)         (641,155)
                                                           ------------      ------------

CAPITAL SHARE TRANSACTIONS:
   Increase in net assets from Fund share transactions          177,290           844,097
                                                           ------------      ------------

Increase in net assets                                           68,728           202,942

NET ASSETS:
   Beginning of year                                          3,610,612         3,407,670
                                                           ------------      ------------
   End of year                                             $  3,679,340      $  3,610,612
                                                           ============      ============

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                         COMMONWEALTH INTERNATIONAL SERIES TRUST

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                        COMMONWEALTH GLOBAL FUND
                                                        ------------------------

                                                              FOR THE PERIOD
                                                                  ENDED
                                                                4/30/2003*
                                                              --------------
                                                               (UNAUDITED)
OPERATIONS:
   Net investment loss                                         $    (54,468)
   Net realized gain on:
      Investments                                                    14,699
      Foreign currency transactions                                      --
   Net unrealized appreciation during the
      period on investments and foreign currency                    130,302
                                                               ------------
Net increase in net assets resulting from operations                 90,533
                                                               ------------

CAPITAL SHARE TRANSACTIONS:
   Increase in net assets from Fund share transactions            3,489,372
                                                               ------------

Increase in net assets                                            3,579,905

NET ASSETS:
   Beginning of year                                                     --
                                                               ------------
   End of year                                                 $  3,579,905
                                                               ============

*    The Commonwealth Global Fund commenced operations on December 3, 2002.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

COMMONWEALTH INTERNATIONAL SERIES TRUST

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The following tables set forth the per share operating performance data for a share of capital stock outstanding, total return ratios to average net assets and other supplemental data for each year indicated.

                                                                                    COMMONWEALTH AUSTRALIA/ NEW ZEALAND FUND
                                                      ----------------------------------------------------------------------
                                                    FOR THE PERIOD
                                                         ENDED
                                                     APRIL,30,2003                   YEARS ENDED OCTOBER 31,
                                                      ----------------------------------------------------------------------
                                                      (UNAUDITED)       2002           2001           2000           1999
                                                      ----------     ----------     ----------     ----------     ----------
NET ASSET VALUE, BEGINNING OF PERIOD                  $    10.39     $     8.53     $     7.19     $     9.27     $     7.73
                                                      ----------     ----------     ----------     ----------     ----------

INVESTMENT OPERATIONS:
   Net investment income (loss)                             0.06          (0.05)            --           0.03           0.13
   Net realized and unrealized gain (loss) on
    investments                                             1.52           1.91           1.34          (2.05)          1.44
                                                      ----------     ----------     ----------     ----------     ----------
      Total from investment operations                      1.58           1.86           1.34          (2.02)          1.57
                                                      ----------     ----------     ----------     ----------     ----------

DISTRIBUTIONS FROM:
   Net investment income                                      --             --             --          (0.06)         (0.03)
                                                      ----------     ----------     ----------     ----------     ----------

NET ASSET VALUE, END OF PERIOD                        $    11.97     $    10.39     $     8.53     $     7.19     $     9.27
                                                      ==========     ==========     ==========     ==========     ==========

TOTAL RETURN                                              15.21%         21.81%         18.64%       (21.98)%         20.38%

RATIOS/SUPPLEMENTAL DATA
   Net assets, end of period (in 000's)               $   17,571     $    6,864     $    4,534     $    3,485     $    4,349
   Ratio of expenses to average net assets
      before reimbursements and waivers of expenses        3.05%1         5.63%          5.74%          4.75%          4.14%
      after reimbursements and waivers of expenses         3.05%1         5.63%          5.74%          4.75%          4.14%
   Ratio of net investment income
      before reimbursements and waivers of expenses        1.34%1       (0.56)%        (0.18)%          0.39%          1.42%
      after reimbursements and waivers of expenses         1.34%1       (0.56)%        (0.18)%          0.39%          1.42%
   Portfolio turnover rate                                   12%            28%            28%            15%             8%

1    Annualized

                                                                                                     COMMONWEALTH JAPAN FUND
                                                      ----------------------------------------------------------------------
                                                     FOR THE PERIOD
                                                         ENDED
                                                     APRIL,30,2003                   YEARS ENDED OCTOBER 31,
                                                      ----------------------------------------------------------------------
                                                      (UNAUDITED)       2002           2001           2000           1999
                                                      ----------     ----------     ----------     ----------     ----------
NET ASSET VALUE, BEGINNING OF PERIOD                  $     3.37     $     4.12     $     5.64     $     6.88     $     4.55
                                                      ----------     ----------     ----------     ----------     ----------

INVESTMENT OPERATIONS:
   Net investment loss                                     (0.09)         (0.20)            --          (0.14)         (0.21)
   Net realized and unrealized gain (loss) on
    investments                                             0.01          (0.55)         (1.52)         (1.10)          2.54
                                                      ----------     ----------     ----------     ----------     ----------
      Total from investment operations                     (0.08)         (0.75)         (1.52)         (1.24)          2.33
                                                      ----------     ----------     ----------     ----------     ----------

DISTRIBUTIONS FROM:
   Net investment income                                      --             --             --             --             --
                                                      ----------     ----------     ----------     ----------     ----------

NET ASSET VALUE, END OF PERIOD                        $     3.29     $     3.37     $     4.12     $     5.64     $     6.88
                                                      ==========     ==========     ==========     ==========     ==========

TOTAL RETURN                                             (2.37)%       (18.20)%       (26.95)%       (18.02)%         51.21%

RATIOS/SUPPLEMENTAL DATA
   Net assets, end of period (in 000's)               $    3,679     $    3,611     $    3,408     $    6,282     $    5,305
   Ratio of expenses to average net assets
      before reimbursements and waivers of expenses        6.13%1         6.94%          5.57%          3.84%          4.61%
      after reimbursements and waivers of expenses         6.13%1         6.94%          5.57%          3.84%          4.61%
   Ratio of net investment loss
      before reimbursements and waivers of expenses       -5.09%1       (6.03)%        (3.97)%        (3.08)%        (3.94)%
      after reimbursements and waivers of expenses        -5.09%1       (6.03)%        (3.97)%        (3.08)%        (3.94)%
   Portfolio turnover rate                                   10%             5%            51%            14%            17%

1    Annualized

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

COMMONWEALTH INTERNATIONAL SERIES TRUST

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The following tables set forth the per share operating performance data for a share of capital stock outstanding, total return ratios to average net assets and other supplemental data for each year indicated.

                                                        COMMONWEALTH GLOBAL FUND
                                                        ------------------------
                                                                  FOR THE PERIOD
                                                                       ENDED
                                                                  APRIL,30,2003*
                                                                  --------------
                                                                   (UNAUDITED)
                                                                   ----------
NET ASSET VALUE, BEGINNING OF PERIOD                               $    10.00
                                                                   ----------

INVESTMENT OPERATIONS:
   Net investment loss                                                  (0.15)
   Net realized and unrealized gain on
    investments                                                          0.19
                                                                   ----------
      Total from investment operations                                   0.04
                                                                   ----------

DISTRIBUTIONS FROM:
   Net investment income                                                   --
                                                                   ----------

NET ASSET VALUE, END OF PERIOD                                     $    10.04
                                                                   ==========

TOTAL RETURN                                                            0.40%

RATIOS/SUPPLEMENTAL DATA
   Net assets, end of period (in 000's)                            $    3,580
   Ratio of expenses to average net assets
      before reimbursements and waivers of expenses                    10.03%1
      after reimbursements and waivers of expenses                     10.03%1
   Ratio of net investment loss
      before reimbursements and waivers of expenses                   (7.94)%1
      after reimbursements and waivers of expenses                    (7.94)%1
   Portfolio turnover rate                                                16%

*    The Commonwealth Global Fund commenced operations on December 3, 2002.
1    Annualized

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

COMMONWEALTH INTERNATIONAL SERIES TRUST

NOTES TO FINANCIAL STATEMENTS - APRIL 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

NOTE 1 - ORGANIZATION

     Commonwealth International Series Trust (the "Trust") is registered under the Investment Company Act of 1940 (the "Act"), as a diversified open-end management investment company. The Trust currently consists of three diversified series: the Australia/New Zealand Fund, the Japan Fund and the Global Fund (each a "Fund" and collectively the "Funds"). The Global Fund became effective with the SEC on December 14, 2001 and commenced operations on December 3, 2002.

NOTE 2 - INVESTMENT OBJECTIVES

     The Australia/New Zealand Fund's investment objective is to seek long-term capital appreciation and current income by investing in equity securities, debt securities, and securities convertible into common stock of Australia and New Zealand issuers.

     The Japan Fund's investment objective is to seek long-term capital appreciation and income using a research oriented approach.

     The Global Fund's investment objective is to seek long-term capital appreciation and current income by investing in U.S. and foreign equity securities, debt securities and securities convertible into common stock with a general focus on established companies in countries with developed economies.

NOTE 3 - SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of its financial statements.

A) VALUATION OF SECURITIES - Portfolio securities which are traded on securities exchanges are valued at the last sales price on that exchange prior to the relevant closing or, if there is no recent last sales price available, at the last current bid quotation. A security which is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Fixed income securities are valued using market quotations or pricing services. In the absence of any applicable price, securities will be valued at a fair value as determined in good faith in accordance with procedures established by the Board of Trustees.

B) CURRENCY TRANSLATION - For purposes of determining the Funds' net asset value, all assets and liabilities initially expressed in foreign currency values are converted into U.S. dollar values at the prevailing market rate at 14:00 GMT on each U.S. business day, as established by the Board of Trustees. The cost of securities is determined by using historical exchange rates. Income is translated at approximate rates prevailing when accrued. The Funds do not isolate that portion of gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in the market prices of the investments. Such fluctuations are included with the net realized and unrealized gains and losses from investments.

C) ACCOUNTING FOR INVESTMENTS - Security transactions are accounted for on the trade date. Realized gains and losses on security transactions are based on the identified cost basis for both financial statement and Federal income tax purposes. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Discounts and premiums on bonds purchased are amortized over the life of the bonds. Interest income and estimated expenses are accrued daily.

D) FEDERAL INCOME TAXES - No provision has been made for Federal income taxes since it is the policy of the Funds to continue to comply with the special provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and realized capital gains, to relieve it from all, or substantially all, such taxes.

     At October 31, 2002, the Australia/New Zealand Fund had capital loss carryovers of $410,457 of which $73,404 expires in 2006, $268,137 expires in 2009, and $68,916 expires in 2010. Under the United States-New Zealand tax treaty, New Zealand imposes a withholding tax on dividends (15%) and interest (10%) received by the Fund. There is currently no New Zealand tax on capital gains.

     At October 31, 2002, the Japan Fund had capital loss carryovers of $927,766 of which $420,940 expires in 2005, $244,983 expires in 2006 and $261,843 expires in 2009. The Fund elected to defer net capital losses of $2,686. Under the United States-Japan tax treaty, Japan imposes a withholding tax of 15% on the dividends received by the Fund. There is currently no Japanese tax on capital gains.

E) DISTRIBUTIONS TO SHAREHOLDERS - The Funds distribute net investment income, if any, and net realized gains (net of any capital loss carryovers) annually. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for foreign currency transactions and capital loss carryovers.

F) OPTION ACCOUNTING PRINCIPLES - When the Funds sell an option, an amount equal to the premium received by the Funds is recorded as a liability. The amount of the liability is marked-to-market to reflect the current market value of the options written. The current market value of a traded option is the last sale price and options not traded that day are valued at the prevailing quoted bid price. When an option expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Funds realize a gain (or loss, if the cost of a closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has a realized gain or loss.

G) FORWARD CURRENCY CONTRACTS - Forward currency transactions are undertaken to hedge against possible variations in the foreign exchange rates between the United States Dollar and foreign currency. A forward currency contract is an agreement between two parties to buy or sell a currency at a set price on a future date. Forward contracts are marked-to-market daily and the change in the market value is recorded by the Fund as an unrealized gain or loss. When a contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The Funds could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably.

H) REPURCHASE AGREEMENTS - In connection with transactions in repurchase agreements, it is the Funds' policy that their custodian bank take possession of the underlying collateral securities, the fair value of which must be equal to the principal amount of the repurchase agreement including accrued interest throughout the term of the repurchase agreement. If the seller defaults and the fair value of the collateral declines, realization of the collateral by the Funds may be delayed or limited.

I) USE OF ESTIMATES - The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ from those estimates.

NOTE 4 - INVESTMENT ADVISORY FEES, ADMINISTRATIVE FEES AND OTHER TRANSACTIONS WITH AFFILIATES

     The Funds retain FCA Corp, ("FCA") as its Investment Adviser. Under the Investment Advisory Agreement (the "Agreement"), the Adviser is paid a monthly fee based on the average daily net assets at the annual rate of .75%.

     The Company on behalf of its series has contracted with InCap Service Company, Inc. ("ISC") to perform specified administrative, accounting, and transfer agent services for the Funds.

     During the period ended April 30, 2003, InCap Service Company received fees of $38,271, $35,502 and $24,726 from the Australia/ New Zealand Fund, the Japan Fund and the Global Fund, respectively.

     InCap Securities, Inc. an affiliate of the Transfer Agent serves as Distributor of the Fund's shares.

     The Funds have adopted a Service and Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act whereby Fund assets are used to reimburse the Distributor for costs and expenses incurred with the distribution and marketing of shares of the Funds and servicing of Fund shareholders. Distribution and marketing expenses include, among other things, printing of prospectuses, advertising literature, and costs of personnel involved with the promotion and distribution of the Fund's shares. Under the Plan, the Fund pays the Distributor an amount computed at an annual rate of up to 0.25% of the Fund's average net assets (including reinvested dividends paid with respect to those assets). Of this amount, the Distributor may reallocate to securities dealers (which may include the Distributor itself) and other financial institutions and organizations (collectively, "Service Organizations") amounts based on the Fund's average net assets owned by stockholders for whom the Service Organizations have a servicing relationship. For the period ended April 30, 2003, the Australia/ New Zealand Fund, the Japan Fund and the Global Fund incurred $15,792, $5,223 and $1,896 in 12b-1 fees, respectively.

     Certain officers and directors of the Funds, who are also officers and directors of the Adviser, the Administrator, or Distributor, received no compensation from the Funds. For the period ended April 30, 2003, directors of the Funds who are not "interested persons" received directors' fees of $16,500.

NOTE 5 - CAPITAL STOCK

     At April 30, 2003 there were shares outstanding of 1,468,324, 1,118,677 and 356,597, for the Australia/New Zealand Fund , the Japan Fund and the Global Fund, respectively. Transactions in capital stock were as follows:

                             COMMONWEALTH AUSTRALIA/ NEW ZEALAND FUND

                           PERIOD ENDED                      YEAR ENDED
                          APRIL 30, 2003                  OCTOBER 31, 2002
                          --------------                  ----------------

                       SHARES         DOLLARS          SHARES         DOLLARS
                       ------         -------          ------         -------

Shares sold           4,712,613    $ 52,787,433       1,529,390    $ 15,266,300
Shares redeemed      (3,904,972)    (43,887,953)     (1,400,188)    (13,893,762)
                   ------------    ------------    ------------    ------------
   Net Increase         807,641    $  8,899,480         129,202    $  1,372,538
                   ============    ============    ============    ============

                                      COMMONWEALTH JAPAN FUND

                           PERIOD ENDED                      YEAR ENDED
                          APRIL 30, 2003                  OCTOBER 31, 2002
                          --------------                  ----------------

                       SHARES         DOLLARS          SHARES         DOLLARS
                       ------         -------          ------         -------

Shares sold          13,059,483    $ 43,738,278       7,626,964    $ 27,831,507
Shares redeemed     (13,011,013)    (43,560,988)     (7,383,299)    (26,987,410)
                   ------------    ------------    ------------    ------------
   Net Increase          48,470    $    177,290         243,665    $    844,097
                   ============    ============    ============    ============

                      COMMONWEALTH GLOBAL FUND

                           PERIOD ENDED
                          APRIL 30, 2003
                          --------------

                       SHARES         DOLLARS
                       ------         -------

Shares sold            388,143   $  3,800,349
Shares redeemed        (31,546)      (310,977)
                  ------------   ------------
   Net Increase        356,597   $  3,489,372
                  ============   ============

NOTE 6 - PURCHASES AND SALES OF SECURITIES

     Purchases  and  sales  of  investment   securities   (excluding  short-term
securities) by the Funds for the period from November 1, 2002 to April 30, 2003 were as follows:

                                                       PURCHASES        SALES
                                                       ---------        -----

Australia/ New Zealand Fund                          $  9,216,085   $  1,222,749
Japan Fund                                                629,040        374,396
Global Fund                                             3,783,588        283,685

     For U.S. federal income tax purposes, the cost of securities owned, gross appreciation, gross depreciation and net unrealized appreciation/(depreciation) of investments at October 31, 2002 for each fund:

                                                                                     Net
                                                   Gross           Gross         Appreciation/
                                    Cost        Appreciation    Depreciation    (Depreciation)
                                    ----        ------------    ------------    --------------
Australia/ New Zealand Fund      $6,413,606      $  882,229      $ (607,269)      $  274,960
Japan Fund                        4,136,760         152,335        (699,145)        (546,810)

NOTE 7 - OPTIONS WRITTEN BY THE JAPAN FUND AND THE GLOBAL FUND

     A call option gives the holder the right to buy the underlying stock from the writer (the Funds) at a specified price within a fixed period of time. Therefore, the securities held by the Funds against which options are written may not be traded and are held in escrow by the custodian.

The following table sets forth the outstanding call options written by the Japan Fund and the Global Fund as of April 30, 2003.

                                                                COMMONWEALTH JAPAN FUND

          CALL OPTIONS ON                               PREMIUM         MARKET       UNREALIZED
          ---------------                               RECEIVED         VALUE      APPRECIATION
                                                        --------         -----      ------------
2,700 shs AFLAC, Inc. ADR @ 35
  exp May 15, 2003                                      $  4,666       $    405       $  4,261
                                                        ========       ========       ========

                                                                COMMONWEALTH GLOBAL FUND

          CALL OPTIONS ON                                                            UNREALIZED
          ---------------                               PREMIUM         MARKET      APPRECIATION/
                                                        RECEIVED         VALUE      (DEPRECIATION)
                                                        --------         -----      --------------
5.000 shs Endesa SA ADR @ 12.5
  exp June 15, 2003                                     $  5,444       $  8,750       $ (3,306)
900 shs Greenpoint Financial Corp. ADR @ 50
  exp July 19, 2003                                        1,084            990             94
2,000 shs International Rectifier Corp. ADR @ 35
  exp January 17, 2004                                     2,655          1,900            755
1,700 shs Microchip Technology, Inc. ADR @ 30
  exp July 19, 2003                                        2,426            340          2,086
2,500 shs Sandisk Corp. ADR @ 25
  exp January 17, 2004                                     3,945         10,500         (6,555)
1,200 shs Smith International, Inc. ADR @ 40
  exp January 17, 2004                                     3,319          2,820            499
800 shs Symantec Corp. ADR @ 50
  exp July 19, 2003                                        2,523            760          1,763
2,600 shs Teva Pharmaceutical Industries ADR @ 40
  exp September 20, 2003                                   7,223         20,800        (13,577)
1,000 shs Unilever NV ADR @ 70
  exp January 17, 2004                                     2,620          1,300          1,320
2,500 shs Vodaphone Group Plc. ADR @ 22.5
  exp July 19, 2003                                        3,220            625          2,595
2,300 shs Varco International, Inc. ADR @ 20
  exp August 16, 2003                                      2,824          1,150          1,674
                                                        --------       --------       --------
               Total                                    $ 37,283       $ 49,935       $(12,652)
                                                        ========       ========       ========

     The aggregate market value at April 30, 2003 of securities subject to call options is $88,317 or approximately 2.40% of net assets for the Japan Fund and $572,236 or approximately 15.98% of net assets for the Global Fund. Written option activity for the period ended April 30, 2003 was as follows:

                                                         COMMONWEALTH JAPAN FUND

                                                          NUMBER OF    AMOUNT OF
                                                           OPTIONS     PREMIUM
                                                           -------     -------

     Options outstanding at October 31, 2002                   47      $ 6,681
     Options written                                           27        4,666
     Options expired                                          (47)      (6,681)
     Options covered                                            0            0
                                                          -------      -------
     Options outstanding at April 30, 2003                     27      $ 4,666
                                                          =======      =======

                                                        COMMONWEALTH GLOBAL FUND

                                                          NUMBER OF    AMOUNT OF
                                                           OPTIONS     PREMIUM
                                                           -------     -------

     Options outstanding at October 31, 2002                   --      $    --
     Options written                                          303       47,280
     Options expired                                           --           --
     Options covered                                          (78)      (9,997)
                                                          -------      -------
     Options outstanding at April 30, 2003                    225      $37,283
                                                          =======      =======

NOTE 7 - TAX MATTERS

     As of October 31, 2002, the components of distributable earnings on a tax basis for the Funds were as follows:

------------------------------------------------------------------------------------------------------------------
                                                    Undistributed Short-    Undistributed Long-       Unrealized
                                  Undistributed     Term Capital Gains /    Term Capital Gains /    Appreciation /
                                 Ordinary Income          (Losses)               (Losses)           (Depreciation)
------------------------------------------------------------------------------------------------------------------
Australia/New Zealand Fund             --                    --                     --                $  274,960
------------------------------------------------------------------------------------------------------------------
Japan Fund                             --                    --                     --                  (546,810)
------------------------------------------------------------------------------------------------------------------

     The difference between book basis and tax basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

                                   SIGNATURES
                           [See General Instruction F]

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Commonwealth International Series Trust
-------------------------------------------------------------

By (Signature and Title)*   Robert W. Scharar, President
                          -----------------------------------

Date   July 14, 2003
     --------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*   Larry E. Beaver, Jr., Treasurer
                          -----------------------------------

Date   July 14, 2003
     --------------------------------------------------------

By (Signature and Title)*   Robert W. Scharar, President
                          -----------------------------------

Date   July 14, 2003
     --------------------------------------------------------

*   Print the name and title of each signing officer under his or her signature.